Cover	6 Months Ended
Jun. 30, 2021
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	ScoutCam Inc.
Entity Central Index Key	0001577445
Entity Tax Identification Number	47-4257143
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Suite 7A
Entity Address, Address Line Two	Industrial Park
Entity Address, Address Line Three	P.O. Box 3030
Entity Address, City or Town	Omer
Entity Address, Postal Zip Code	8496500
City Area Code	972
Local Phone Number	73 370-4691
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	State Agent and Transfer Syndicate
Entity Address, Address Line Two	112 North Curry St.
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	775
Local Phone Number	882-1013